Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ($000s)	Company Selected Metric – Adjusted Company FFO ($000s)(4)
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
2023	$5,380,014	$3,519,916	$2,073,324	$1,605,010	$104.33	$113.74	$ 35,923	$206,191
2022	$5,231,778	$(641,147)	$1,852,425	$711,912	$67.04	$75.49	$116,243	$193,061
2021	$6,196,943	$14,286,704	$1,660,901	$2,843,214	$152.23	$143.06	$385,091	$223,196
2020	$4,867,205	$8,380,988	$1,300,728	$1,716,613	$104.19	$92.43	$186,391	$209,542

(1)	Mr. Eglin was our principal executive officer for all years shown. The following are the adjustments made during each year to arrive at compensation actually paid to our principal executive officer during each fiscal year:

Adjustments	2023	2022	2021	2020
Amounts reported under “Stock Awards” in Summary Compensation Table	$(3,474,977)	$(3,444,528)	$(3,216,612)	$(2,664,761)
Change in Fair Value of Awards Granted in Year and Unvested as of Year-End	$2,348,293	$1,627,607	$4,938,791	$2,930,295
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(446,572)	$(2,384,351)	$1,797,122	$573,917
Fair Value of Awards Granted and Vested During Year at Vesting Date	$372,595	$274,919	$555,135	$320,331
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$185,638	$(1,278,917)	$2,218,082	$1,509,825
Fair Value at Year End of Awards Granted Prior to Year that Failed to Meet the Applicable Vesting Conditions During Year	$(1,164,708)	$(1,498,393)	$—	$—
Dividends or Other Earnings Paid During Year prior to Vesting Date of Award Not Otherwise Included in Total Compensation for the Year	$319,632	$830,738	$1,797,242	$844,177

(2)	For 2021 and 2020, our other NEOs included Beth Boulerice, Joseph S. Bonventre, Brendan P. Mullinix and Lara Johnson. The following are the adjustments made during each year to arrive at the average compensation actually paid to our NEOs during each year:

Adjustments	2023	2022	2021	2020
Amounts reported under “Stock Awards” in Summary Compensation Table	$(1,071,475)	$(898,500)	$(580,851)	$(387,287)
Change in Fair Value of Awards Granted in Year and Unvested as of Year-End	$724,074	$424,599	$891,805	$425,852
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(116,481)	$(430,524)	$261,156	$90,552
Fair Value of Awards Granted and Vested in During Year at Vesting Date	$114,888	$71,718	$100,269	$46,569
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$33,296	$(184,578)	$331,771	$148,409
Fair Value at Year End of Awards Granted Prior to Year that Failed to Meet the Applicable Vesting Conditions During Year	$(210,303)	$(217,740)	$—	$—
Dividends or Other Earnings Paid During Year prior to Vesting Date of Award Not Otherwise Included in Total Compensation for the Year	$57,687	$94,551	$178,163	$91,789

(3)	Peer group is the MSCI US REIT Index, which is the index in the performance graph provided pursuant to Item 201(e) of Regulation S-K and the index used in our long-term incentive opportunity. Our long-term incentive opportunity also uses a competitor peer group. Our Compensation Discussion and Analysis discloses two peer groups, a sized-based peer group and a competitor peer group, which the Compensation Committee generally uses to compare our overall compensation practices against peer groups.

(4)	We have identified Adjusted Company FFO as the most important additional financial metric used to link pay and performance. A definition of Adjusted Company FFO is included in Appendix A and a reconciliation of Adjusted Company FFO to net income is included in our Annual Report.

Company Selected Measure Name		FFO
Named Executive Officers, Footnote [Text Block]

(1)	Mr. Eglin was our principal executive officer for all years shown. The following are the adjustments made during each year to arrive at compensation actually paid to our principal executive officer during each fiscal year:
(2)	For 2021 and 2020, our other NEOs included Beth Boulerice, Joseph S. Bonventre, Brendan P. Mullinix and Lara Johnson. The following are the adjustments made during each year to arrive at the average compensation actually paid to our NEOs during each year:

Peer Group Issuers, Footnote [Text Block]		Peer group is the MSCI US REIT Index, which is the index in the performance graph provided pursuant to Item 201(e) of Regulation S-K and the index used in our long-term incentive opportunity. Our long-term incentive opportunity also uses a competitor peer group. Our Compensation Discussion and Analysis discloses two peer groups, a sized-based peer group and a competitor peer group, which the Compensation Committee generally uses to compare our overall compensation practices against peer groups.
PEO Total Compensation Amount	[1]	$ 5,380,014	$ 5,231,778	$ 6,196,943	$ 4,867,205
PEO Actually Paid Compensation Amount		$ 3,519,916	(641,147)	14,286,704	8,380,988
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments	2023	2022	2021	2020
Amounts reported under “Stock Awards” in Summary Compensation Table	$(3,474,977)	$(3,444,528)	$(3,216,612)	$(2,664,761)
Change in Fair Value of Awards Granted in Year and Unvested as of Year-End	$2,348,293	$1,627,607	$4,938,791	$2,930,295
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(446,572)	$(2,384,351)	$1,797,122	$573,917
Fair Value of Awards Granted and Vested During Year at Vesting Date	$372,595	$274,919	$555,135	$320,331
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$185,638	$(1,278,917)	$2,218,082	$1,509,825
Fair Value at Year End of Awards Granted Prior to Year that Failed to Meet the Applicable Vesting Conditions During Year	$(1,164,708)	$(1,498,393)	$—	$—
Dividends or Other Earnings Paid During Year prior to Vesting Date of Award Not Otherwise Included in Total Compensation for the Year	$319,632	$830,738	$1,797,242	$844,177

Non-PEO NEO Average Total Compensation Amount	[2]	$ 2,073,324	1,852,425	1,660,901	1,300,728
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,605,010	711,912	2,843,214	1,716,613
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments	2023	2022	2021	2020
Amounts reported under “Stock Awards” in Summary Compensation Table	$(1,071,475)	$(898,500)	$(580,851)	$(387,287)
Change in Fair Value of Awards Granted in Year and Unvested as of Year-End	$724,074	$424,599	$891,805	$425,852
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(116,481)	$(430,524)	$261,156	$90,552
Fair Value of Awards Granted and Vested in During Year at Vesting Date	$114,888	$71,718	$100,269	$46,569
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$33,296	$(184,578)	$331,771	$148,409
Fair Value at Year End of Awards Granted Prior to Year that Failed to Meet the Applicable Vesting Conditions During Year	$(210,303)	$(217,740)	$—	$—
Dividends or Other Earnings Paid During Year prior to Vesting Date of Award Not Otherwise Included in Total Compensation for the Year	$57,687	$94,551	$178,163	$91,789

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The relationship between compensation actually paid and company performance for the years presented above aligns with our TSR due to the high percentage of total compensation that consists of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]

Net income is not used in our executive compensation program due to fluctuations in net income experienced by real estate companies due to the impact of items such as depreciation and amortization and gains/losses on sales of properties, which was heavily impacted by the disposition volume in recent years as part of our portfolio transition from diversified to industrial. Although, net income is used to determine certain non-GAAP financial measures used in our executive compensation plan.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Adjusted Company FFO was not used in our executive compensation program for the years presented above due to the impact of our portfolio transition. The portfolio transition entailed selling higher yielding, but riskier office and other assets and recycling the proceeds into lower yielding, but less risky warehouse and distribution assets that have greater rent growth and releasing potential. As a result of such impact, Adjusted Company FFO has not been aligned with compensation actually paid.

Total Shareholder Return Vs Peer Group [Text Block]		The following illustrates our cumulative TSR for the four-year period beginning December 31, 2019 versus the MSCI US REIT Index.
Total Shareholder Return Amount		$ 104.33	67.04	152.23	104.19
Peer Group Total Shareholder Return Amount	[3]	113.74	75.49	143.06	92.43
Net Income (Loss) Attributable to Parent		$ 35,923,000	$ 116,243,000	$ 385,091,000	$ 186,391,000
Company Selected Measure Amount	[4]	206,191,000	193,061,000	223,196,000	209,542,000
PEO [Member] | Amounts reported under “Stock Awards” in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,474,977)	$ (3,444,528)	$ (3,216,612)	$ (2,664,761)
PEO [Member] | Change in Fair Value of Awards Granted in Year and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,348,293	1,627,607	4,938,791	2,930,295
PEO [Member] | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(446,572)	(2,384,351)	1,797,122	573,917
PEO [Member] | Fair Value of Awards Granted and Vested During Year at Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		372,595	274,919	555,135	320,331
PEO [Member] | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		185,638	(1,278,917)	2,218,082	1,509,825
PEO [Member] | Fair Value at Year End of Awards Granted Prior to Year that Failed to Meet the Applicable Vesting Conditions During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,164,708)	(1,498,393)
PEO [Member] | Dividends or Other Earnings Paid During Year prior to Vesting Date of Award Not Otherwise Included in Total Compensation for the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 319,632	$ 830,738	$ 1,797,242	$ 844,177
PEO [Member] | Mr. Eglin
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Eglin	Mr. Eglin	Mr. Eglin	Mr. Eglin
Non-PEO NEO [Member] | Amounts reported under “Stock Awards” in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,071,475)	$ (898,500)	$ (580,851)	$ (387,287)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Year and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		724,074	424,599	891,805	425,852
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(116,481)	(430,524)	261,156	90,552
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		33,296	(184,578)	331,771	148,409
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted Prior to Year that Failed to Meet the Applicable Vesting Conditions During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(210,303)	(217,740)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid During Year prior to Vesting Date of Award Not Otherwise Included in Total Compensation for the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		57,687	94,551	178,163	91,789
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested in During Year at Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 114,888	$ 71,718	$ 100,269	$ 46,569
Non-PEO NEO [Member] | Beth Boulerice
Pay vs Performance Disclosure [Table]
PEO Name				Beth Boulerice	Beth Boulerice
Non-PEO NEO [Member] | Joseph S. Bonventre
Pay vs Performance Disclosure [Table]
PEO Name				Joseph S. Bonventre	Joseph S. Bonventre
Non-PEO NEO [Member] | Brendan P. Mullinix
Pay vs Performance Disclosure [Table]
PEO Name				Brendan P. Mullinix	Brendan P. Mullinix
Non-PEO NEO [Member] | Lara Johnson
Pay vs Performance Disclosure [Table]
PEO Name				Lara Johnson	Lara Johnson

[1]	Mr. Eglin was our principal executive officer for all years shown. The following are the adjustments made during each year to arrive at compensation actually paid to our principal executive officer during each fiscal year:
[2]	For 2021 and 2020, our other NEOs included Beth Boulerice, Joseph S. Bonventre, Brendan P. Mullinix and Lara Johnson. The following are the adjustments made during each year to arrive at the average compensation actually paid to our NEOs during each year:
[3]	Peer group is the MSCI US REIT Index, which is the index in the performance graph provided pursuant to Item 201(e) of Regulation S-K and the index used in our long-term incentive opportunity. Our long-term incentive opportunity also uses a competitor peer group. Our Compensation Discussion and Analysis discloses two peer groups, a sized-based peer group and a competitor peer group, which the Compensation Committee generally uses to compare our overall compensation practices against peer groups.
[4]	We have identified Adjusted Company FFO as the most important additional financial metric used to link pay and performance. A definition of Adjusted Company FFO and a reconciliation of Adjusted Company FFO to net income is included in Appendix A.